Consolidated Balance Sheets (USD $)	Jun. 30, 2014	Mar. 31, 2014
Current assets
Cash and cash equivalents	$ 1,463,626	$ 1,386,737
Accounts receivable, net	118,184	123,669
Investment tax credits receivable	338,857	292,712
Other tax credits	159,493	139,623
Prepaid expenses	12,203	16,120
Total Current Assets	2,092,463	1,958,861
Investments	937	905
Long term deposits		9,722
Intangible assets	11,708	13,814
Property and equipment, net	37,363	34,570
Total Assets	2,142,471	2,017,872
Current liabilities
Accounts payable	28,673	30,653
Accrued liabilities	48,855	55,320
Deferred revenue	245,715	225,465
Total current liabiliities	323,243	311,438
Deferred rent
Shareholders' equity:
Preferred shares, no par value, non-cumulative dividend at a rate to be determined by the Board of Directors redeemable for CDN $1 per share. Unlimited authorized shares; issued and outstanding NIL shares at June 31, 2014 and March 31, 2014.
Special shares, no par value, non-voting, Unlimited authorized shares; issued and outstanding NIL shares at June 31, 2014 and March 31, 2014.
Common shares, no par value, Unlimited authorized shares; 135,460,867 shares issued and outstanding as at June 30, 2014 and 135,460,867 shares as at March 31, 2014.	19,632,796	19,632,796
Additional paid-in capital	2,943,966	2,943,966
Accumulated deficit	(20,679,215)	(20,664,842)
Accumulated other comprehensive income	191,468	64,514
Total shareholders' equity	1,819,228	1,706,434
Total liability and equity	$ 2,142,471	$ 2,017,872